Investments Accounted for Using the Equity Method - Individually Immaterial Investments in Associates (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of associates [line items]
Net profit (loss) for the year	¥ 109,014	¥ 186,708	¥ 115,513
Other comprehensive income (loss)	(9,822)	55,956	(22,371)
Total comprehensive income (loss) for the year	99,192	242,664	93,142
Carrying amount of investments accounted for using the equity method	114,658	107,949
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Net profit (loss) for the year	(1,156)	425	599
Other comprehensive income (loss)	(94)	382	(38)
Total comprehensive income (loss) for the year	(1,250)	807	¥ 561
Carrying amount of investments accounted for using the equity method	¥ 30,727	¥ 12,595